Property, plant & equipment - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant & equipment
Right-of-use assets, beginning of period	€ 9,054	€ 10,996
Additions	24,479	10,331
Right-of-use assets, end of period	8,420	9,054	€ 10,996
Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	9,054
Right-of-use assets, end of period	8,420	9,054
Acquisition value
Property, plant & equipment
Additions	24,479	10,331	15,598
Acquired from business combinations	217		244
Disposals	(5,576)	(5,652)	(4,648)
Currency Translation	90	888	(3,652)
Transfers	(217)	1,227	50
Acquisition value | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	20,206	20,147
Additions	2,871	2,396
Acquired from business combinations	155
Disposals	(1,291)	(1,571)
Currency Translation	8	102
Transfers	(1,473)	(868)
Right-of-use assets, end of period	20,476	20,206	20,147
Depreciation
Property, plant & equipment
Depreciation charge for the year	(14,940)	(15,574)	(14,932)
Disposals	5,101	4,760	4,150
Currency Translation	35	(513)	1,023
Transfers		(1,223)	(162)
Depreciation | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	(11,152)	(9,151)
Depreciation charge for the year	(3,306)	(3,640)
Disposals	1,203	1,166
Currency Translation	51	(41)
Transfers	1,148	514
Right-of-use assets, end of period	(12,055)	(11,152)	(9,151)
Land and buildings | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	4,419
Right-of-use assets, end of period	4,822	4,419
Land and buildings | Acquisition value | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	8,121	7,574
Additions	1,934	1,624
Acquired from business combinations	155
Disposals	(546)	(1,022)
Currency Translation	11	96
Transfers	(284)	(151)
Right-of-use assets, end of period	9,391	8,121	7,574
Land and buildings | Depreciation | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	(3,702)	(2,657)
Depreciation charge for the year	(1,663)	(1,794)
Disposals	467	639
Currency Translation	47	(41)
Transfers	283	151
Right-of-use assets, end of period	(4,569)	(3,702)	(2,657)
Vehicles | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	2,090
Right-of-use assets, end of period	1,771	2,090
Vehicles | Acquisition value | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	4,888	4,555
Additions	877	710
Disposals	(680)	(268)
Currency Translation	2	3
Transfers	(407)	(112)
Right-of-use assets, end of period	4,680	4,888	4,555
Vehicles | Depreciation | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	(2,798)	(1,891)
Depreciation charge for the year	(1,188)	(1,236)
Disposals	671	257
Currency Translation	(2)	(2)
Transfers	407	74
Right-of-use assets, end of period	(2,909)	(2,798)	(1,891)
Equipment | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	2,545
Right-of-use assets, end of period	1,827	2,545
Equipment | Acquisition value | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	7,197	8,018
Additions	60	62
Disposals	(65)	(281)
Currency Translation	(5)	3
Transfers	(782)	(605)
Right-of-use assets, end of period	6,405	7,197	8,018
Equipment | Depreciation | Other property, plant and equipment
Property, plant & equipment
Right-of-use assets, beginning of period	(4,652)	(4,603)
Depreciation charge for the year	(455)	(610)
Disposals	65	270
Currency Translation	6	2
Transfers	458	289
Right-of-use assets, end of period	€ (4,578)	€ (4,652)	€ (4,603)